Capital stock - Additional Information (Details)										3 Months Ended	9 Months Ended
	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	May 31, 2024 CAD ($) shares	May 31, 2024 CAD ($) shares	May 31, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of Voting Common Shares issued to third parties in exchange for services										256,403	676,575
Marketing and management consulting services expense | $										$ 205,666	$ 968,024
Number of warrants to purchase voting common shares issued	138,095	372,870	493,832	493,828	381,293	475,059	554,253	50,000	151,800		372,870
Total cash consideration price, net of transaction costs | $											$ 1,781,194
Net transaction costs | $											$ 246,298
Warrants exercise term	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years		3 years
Exercise price of warrants | (per share)	$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50			$ 4.05	$ (1.41)	$ 1.05	$ 1.44	$ 5.44	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Series A Convertible Preferred Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion of convertible preferred stock										20,952	153,332
Number of shares converted										22	161